Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of regulatory capital [abstract]
Credit Risk	$ 29,148,582	$ 34,105,523
Market Risk	904,939	1,490,984
Operational Risk	7,608,102	6,189,359
Minimum Capital Requirement	37,661,623	41,785,866
Integration	80,784,494	75,884,690
Excess	$ 43,122,871	$ 34,098,824